DEBT AND CAPITAL STRUCTURE - Schedule of Long-Term Debt (Details) $ in Millions, $ in Billions	Sep. 30, 2026 CAD ($)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Net Debt Premiums (Discounts) and Transaction Costs	$ 2		$ (5)
Long-Term Debt	8,547		11,032
Less: Current Portion	0		0
Long-Term Debt	8,547		11,032
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	8,545		11,037
Long-Term Debt | Revolving Term Debt
Disclosure of detailed information about borrowings [line items]
Revolving Term Debt	0		0
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	6,095	$ 4.3	5,887	$ 4.3
Long-Term Debt | Canadian Dollar Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	2,450		2,450
Long-Term Debt | Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Term Loan Facility	$ 0		$ 2,700